Research and Development Expenses (Details) - Schedule of research and development expenses - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of research and development expenses [Abstract]
Subcontractors and consultants	$ 3,612	$ 628	$ 452
Share-based compensation	1,592	1,969	1,804
Salaries and social benefits	1,212	447	227
Others		38	12
Research and development expenses, total	$ 6,416	$ 3,082	$ 2,495